CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
General and administrative expenses	$ 143,969	$ 164,003	$ 389,861	$ 514,021	$ 635,866	$ 965,903
LOSS FROM OPERATIONS	(143,969)	(164,003)	(389,861)	(514,021)	(635,866)	(965,903)
OTHER INCOME (EXPENSE)
Interest expense	$ (96,519)	(357,835)	(375,057)	(806,102)	(1,150,949)	$ (292,381)
Loss on Diamond Anvil acquisition		(10,000)	(30,000)	(100,000)	(110,000)
Total other income (expense)	$ (96,519)	(367,835)	(405,057)	(906,102)	(1,260,949)	$ (292,381)
NET LOSS	$ (240,488)	$ (531,838)	$ (794,918)	$ (1,420,123)	$ (1,896,815)	$ (1,258,284)
NET LOSS PER COMMON SHARE - Basic and diluted (in dollars per share)	$ (0.20)	$ (0.85)	$ (0.76)	$ (2.95)	$ (0.07)	$ (0.13)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic and diluted (in shares)	1,174,949	622,054	1,051,416	482,164	28,193,410	9,635,748